Restructuring	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring
6.	Restructuring

On February 8, 2012, the Company committed to closing its discovery research operations in Vancouver, British Columbia, Canada. The Company closed its Vancouver discovery research operations to conserve capital while still advancing the Company’s preclinical ion channel modulator program. The closing of the Vancouver operations resulted in a workforce reduction of 16 employees. The Company completed the restructuring during the fourth quarter of 2012.

As a result of the closing of its Vancouver operations, the Company recorded a net restructuring charge of $1,094 in the year ended December 31, 2012. The restructuring charge was primarily associated with cash payments for severance and other personnel-related expenses. Severance payments continued into the first quarter of 2013. Costs associated with the restructuring are included in operating expenses in the statement of operations for the year ended December 31, 2012 and in current liabilities on the balance sheet at December 31, 2012.

The following table summarizes the activity of accrued restructuring expense as of December 31, 2013 related to the closing of the Company’s Vancouver discovery research operations:

	Balance at December 31, 2011	Charges	Payments	Other	Balance at December 31, 2012	Payments	Balance at December 31, 2013
Termination benefits	$—	$1,101	$(1,067)	$—	$34	$(34)	$—
Facilities	—	(7)	—	7	—	—	—

Total	$—	$1,094	$(1,067)	$7	$34	$(34)	$—